Equipment Installment Plan Receivables, Gross Receivables by Credit Category (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	$ 873	$ 628
Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	827	591
Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	32	25
Equipment installment plan receivables, past due	14	12
Lower Risk
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	850	586
Lower Risk | Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	807	553
Lower Risk | Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	31	23
Equipment installment plan receivables, past due	12	10
Higher Risk
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	23	42
Higher Risk | Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	20	38
Higher Risk | Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	1	2
Equipment installment plan receivables, past due	$ 2	$ 2